Restricted Net Assets (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Restricted Net Assets
Required minimum percentage of after-tax-profit allocated to general reserve	10.00%
Threshold percentage of general reserve of the registered capital, used as criteria of allocation requirement	50.00%
Required minimum percentage of after-tax-profit allocated to statutory common reserve	10.00%
Threshold percentage of statutory common reserve of the registered capital, used as criteria of allocation requirement	50.00%
Amount of restricted paid-in-capital and statutory reserve funds	$ 209,927,781	¥ 1,371,710,109	¥ 1,155,056,979